Concentrations (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Customer Two [Member] | Sponsorship revenue [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage		18.00%
Sponsorship revenue [Member]
Concentrations (Details) [Line Items]
Number of customer	2	2
Sponsorship revenue [Member] | Customer One [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	74.00%	68.00%
Sponsorship revenue [Member] | Customer Two [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	19.00%
Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Number of customer	3		2
Accounts Receivable [Member] | Customer One [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	64.00%		43.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	17.00%
Accounts Recevable			33%
Accounts Receivable [Member] | Customer Three [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	13.00%